Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Employee's contribution on pretax basis	$ 16,500
Additional contribution of employees above 50 years	5,500
Employer matching contribution expense	$ 10,000	$ 30,000
Percentage of employees' matching contributions	3.00%